Significant transactions (Details) - USD ($) $ in Millions			3 Months Ended		6 Months Ended
	Jun. 12, 2023	Feb. 17, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)			$ 0	$ 1,086	$ 0	$ 1,086
Intangible assets other than goodwill			28,003		28,003		$ 31,644
Revenue from sale of goods			13,622	12,781	26,575	25,312
Innovative Medicines
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill			26,152		26,152		29,826
Revenue from sale of goods			11,435	10,703	22,237	21,143
Sandoz
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill			1,427		1,427		1,460
Revenue from sale of goods			2,436	2,311	4,911	4,659
Corporate
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill			424		424		$ 358
Revenue from sale of goods			(249)	$ (233)	$ (573)	$ (490)
Gyroscope Therapeutics Holdings plc. | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 1,000
Portion of consideration paid consisting of cash and cash equivalents upfront payment		(800)
Identifiable assets acquired (liabilities assumed)		900
Additional recognition, goodwill		100
Deferred tax liability (asset)		200
Intangible assets other than goodwill		1,100
Contingent consideration recognised as of acquisition date		$ 200
Chinook Therapeutics | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Portion of consideration paid consisting of cash and cash equivalents upfront payment	$ (3,200)
Potential milestone maximum payments	$ 300
DTx Pharma, Inc. | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Portion of consideration paid consisting of cash and cash equivalents upfront payment			(500)
Potential milestone maximum payments			$ 500